Financial Instruments Risks - Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Loans and advances	$ 69,771,962	$ 70,684,866
Debt securities	175,629	11,203,612
Reverse repurchase agreements	0	14,541,517
Total	69,947,591	96,429,995
Financial liabilities
Other financial liabilities	4,144,530	1,313,978
Bank loans	492,673	259,934
Debt securities issued	136,306	781,130
Deposits	94,603	60,599
Total	$ 4,868,112	$ 2,415,641